Stock-Based Compensation - Schedule of Stock-Based Compensation Expense (Details) - Share-Based Payment Arrangement [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 29, 2024	Dec. 31, 2023
Schedule of Stock-Based Compensation Expense [Line Items]
Loss from discontinued operations, net of tax		$ 2,376
Total stock-based compensation expense	3,067	5,199
Cost of revenues [Member]
Schedule of Stock-Based Compensation Expense [Line Items]
Total stock-based compensation expense from continuing operations	157	84
Sales and marketing [Member]
Schedule of Stock-Based Compensation Expense [Line Items]
Total stock-based compensation expense from continuing operations	598	487
General and administrative [Member]
Schedule of Stock-Based Compensation Expense [Line Items]
Total stock-based compensation expense from continuing operations	$ 2,312	$ 2,252